STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net loss	$ (153,442)	$ (68,930)
Adjustments to reconcile net loss to net cash provided by operating activities:
Compensatory stock issuances - accounts payable	64,420
Compensatory stock issuances - consultants		6,269
Amortization of intangibles	4,614
Changes in operating assets and liabilities:
Increase (decrease) in accounts payable	(12,188)	(6,121)
Increase (decrease) in related party payables	47,198	(27,133)
(Increase) decrease in accounts receivable	(2,024)	(11,414)
Net cash used in operating activities	(51,422)	(107,329)
Cash flows from financing activities:
Advances from related party	39,296
Proceeds from issuance of common stock		80,700
Net cash provided by financing activities	39,296	80,700
Net increase (decrease) in cash	(12,126)	(26,629)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	12,348	38,977
CASH AND CASH EQUIVALENTS, END OF PERIOD	222	12,348
Supplemental disclosure of cash flow information:
Shares issued for payables conversions	$ 41,920	$ 48,560